Estimated contingent liabilities for which the possibility of loss is classified as possible are set out in the following table: (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	$ 44,505	$ 38,869
Tax contingent liability [member]
IfrsStatementLineItems [Line Items]
Total	28,376	24,785
Labor related contingent liability [member]
IfrsStatementLineItems [Line Items]
Total	8,066	7,172
Civil related contingent liability [member]
IfrsStatementLineItems [Line Items]
Total	6,710	5,720
Civil related environmental contingent liability [member]
IfrsStatementLineItems [Line Items]
Total	$ 1,353	$ 1,192